Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets
	September 30,	September 30,
	2023	2022
ASSETS
ASSETS:
Cash	$254,483	$5,162
Prepayments and other current assets	10,000	-
Due from a related party	-	2,287
TOTAL CURRENT ASSETS	264,483	7,449

Investments in subsidiaries	4,163,507	8,784,925
TOTAL ASSETS	$4,427,990	$8,792,374

EQUITY:
Ordinary shares, 100,000,000 shares authorized, consisting of 90,000,000 Class A ordinary shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share, 15,055,491 and 14,325,491 Class A ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively; 4,030,000 Class B ordinary shares issued and outstanding at both September 30, 2023 and 2022.
Class A ordinary shares	$7,528	$7,163
Class B ordinary shares	2,015	2,015
Additional paid in capital	19,468,026	17,643,391
Statutory reserves	1,007,027	964,363
Accumulated deficits	(14,835,585)	(9,006,610)
Accumulated other comprehensive loss	(1,221,021)	(817,948)
TOTAL SHAREHOLDERS’ EQUITY	4,427,990	8,792,374

TOTAL LIABILITIES AND EQUITY	$4,427,990	$8,792,374

Schedule of Parent Company Statements of (Loss) Income and Comprehensive(Loss) Income
	For the Years Ended September 30,
	2023	2022	2021

Equity in (loss) earnings of subsidiaries	$(3,684,384)	$(2,134,752)	$1,978,553
General and administration expenses and others	(2,101,927)	(4,568)	-
NET (LOSS) INCOME	(5,786,311)	(2,139,320)	1,978,553

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(403,073)	858,703	(396,536)
COMPREHENSIVE (LOSS) INCOME	$(6,189,384)	$(1,280,617)	$1,582,017

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(5,786,311)	$(2,139,320)	$1,978,553
Equity in (loss) earnings of subsidiaries	3,684,384	2,134,752	(1,978,553)
Share based compensations	1,825,000	-	-
Prepayments and other assets	(10,000)	-	-
NET CASH USED IN OPERATING ACTIVITIES	(286,927)	(4,568)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment from (loan to) subsidiaries	533,961	(18,124,364)	-
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	533,961	(18,124,364)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	-	18,275,182	-
Payment for issuance costs	-	(151,646)	-
Advance from related party	2,287	10,558	-
NET CASH PROVIEDED BY FINANCING ACTIVITIES	2,287	18,134,094	-

CHANGES IN CASH	249,321	5,162	-
CASH, BEGINNING OF YEAR	5,162	-	-
CASH, END OF YEAR	$254,483	$5,162	$-